Financial risk management and financial instruments - Currency Exposure (Details) - Foreign currency risk - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Financial risk management and financial instruments
Percentage of change in significant exposure used for sensitivity analysis	10.00%
Euro
Financial risk management and financial instruments
Net exposure	R (563)	R 542
Equity impact of decrease in risk exposure	(56)	54
Income statement impact of decrease in risk exposure	(56)	54
Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	1,870	1,985
Net exposure on liabilities	(387)	(308)
Net exposure	1,483	1,677
Euro | Balances between group companies
Financial risk management and financial instruments
Net exposure	(2,046)	(1,135)
US dollar
Financial risk management and financial instruments
Net exposure	(29,677)	(21,429)
Equity impact of decrease in risk exposure	(2,968)	(2,143)
Income statement impact of decrease in risk exposure	(2,968)	(2,143)
US dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	4,609	3,631
Net exposure on liabilities	(2,392)	(2,928)
Net exposure	2,217	703
US dollar | Balances between group companies
Financial risk management and financial instruments
Net exposure	(31,894)	(22,132)
Long-term debt (including lease liabilities) | Euro | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(119)	(122)
Long-term debt (including lease liabilities) | US dollar | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(718)	(1,851)
Trade and other payables | Euro | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(268)	(186)
Trade and other payables | US dollar | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(1,674)	(1,077)
Long-term receivables | US dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	427
Trade and other receivables | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	394	515
Trade and other receivables | US dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	3,218	2,375
Cash and cash equivalents | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	1,476	1,470
Cash and cash equivalents | US dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	R 964	R 1,256